Debt - Debt Modification and Loss on Debt Extinguishment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Deferred financing costs			$ 81,097	$ 11,559	$ 11,942
Loss on debt extinguishment			8,392	$ 17,363	1,263
Switzerland and Glion Institutions
Debt Instrument [Line Items]
Loss on debt extinguishment					932
Convertible Debt | Exchanged Notes
Debt Instrument [Line Items]
Write off of deferred debt issuance costs		$ 1,681	8,392
Deferred financing costs			70,800
Convertible Debt | Exchanged Notes | General and Administrative Expense
Debt Instrument [Line Items]
Loss on modification of debt			$ 22,800
Convertible Debt | Fifth Amendment and Restated Credit Agreement
Debt Instrument [Line Items]
Write off of deferred debt issuance costs	$ 15,682
Lines of credit | Senior Secured Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Write off of deferred debt issuance costs					$ 331